Note 11 - Stockholders' Equity (Details) (USD $)	1 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 30, 2012	Dec. 31, 2012	Dec. 31, 2013	Aug. 11, 2006	Aug. 10, 2006	Aug. 14, 2013 Common Stock [Member]	Mar. 30, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	May 13, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	May 13, 2013 Series C Preferred Stock [Member]	Nov. 02, 2012 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Number of Shares of Target Company that Each Share of Common Stock Receives in a Merger Transaction				1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.01			$ 0.001
Shares of Capital Stock Authorized under Certificate of Incorporation			501,000,000
Common Stock, Shares Authorized		500,000,000	500,000,000
Preferred Stock, Shares Authorized			1,000,000						2,000	4,000	1,750	1,180
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.001	$ 0.001							$ 0.001
Preferred Stock, Dividend Rate, Percentage										4.00%	8.00%	8.00%		8.00%
Preferred Stock, Shares Outstanding										467			467		87	750		930
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)											$ 0.001	$ 0.001
Temporary Equity, Shares Outstanding											87	860
Stock Issued During Period, Shares, Purchase of Assets	1,900,000						1,900,000	2,110,647
Sale of Stock, Price Per Share (in Dollars per share)						$ 0.25	$ 0.55
Stock Issued During Period, Value, Purchase of Assets (in Dollars)	$ 1,045,000	$ 1,142,801					$ 1,045,000	$ 2,111
Stock Issued During Period, Shares, New Issues						2,000,000		2,000,000
Stock Issued During Period, Value, New Issues (in Dollars)		$ 500,000				$ 500,000		$ 2,000.00